Trade and Other Receivables - Schedule of trade receivables (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Trade receivables [Line Items]
Beginning balance	$ 10,064
Ending balance	9,731
ECL		$ 3,525	$ 3,686
Total	9,731	9,731	10,064
DAA 2014 [Member]
Disclosure of Trade receivables [Line Items]
Ending balance	2,334
Receivables			3,107
Total	2,334	2,334
DAA 2018 [Member]
Disclosure of Trade receivables [Line Items]
Ending balance	456
Total	456	456
Electricity [member]
Disclosure of Trade receivables [Line Items]
Beginning balance	3,202
Sales	653
Amounts received	(630)
Interest	122
Derecognition of receivables	(1,095)
Agreement on 04/30/2018	580
Fair value adjustment	84
(Additions)/reversals of ECL	(393)
Derecognition of receivables-ECL	1,094
CTA	(485)
Ending balance	3,132
Receivables		4,629	5,725
ECL		(1,497)	(2,523)
Total	3,132	3,132	3,202
Electricity [member] | Receivables outside scope of DAAs [member]
Disclosure of Trade receivables [Line Items]
Beginning balance	194
Sales	653
Amounts received	(411)
Interest	25
Derecognition of receivables	(1,094)
(Additions)/reversals of ECL	(293)
Derecognition of receivables-ECL	1,094
CTA	(26)
Ending balance	142
Receivables		1,257	2,381
ECL		(1,115)	(2,187)
Total	142	142	194
Electricity [member] | DAA 2014 [Member]
Disclosure of Trade receivables [Line Items]
Beginning balance	2,775
Amounts received	(141)
Interest	70
Agreement on 04/30/2018	127
(Additions)/reversals of ECL	(103)
CTA	(394)
Ending balance	2,334
Receivables		2,715	3,107
ECL		(381)	(332)
Total	2,334	2,334	2,775
Electricity [member] | DAA 2018 [Member]
Disclosure of Trade receivables [Line Items]
Amounts received	(53)
Interest	3
Agreement on 04/30/2018	453
Fair value adjustment	84
CTA	(31)
Ending balance	456
Receivables		456
Total	456	456
Electricity [member] | Finance leases [member]
Disclosure of Trade receivables [Line Items]
Beginning balance	233
Amounts received	(22)
Interest	24
Derecognition of receivables	(1)
CTA	(34)
Ending balance	200
Receivables		200	233
Total	200	200	233
Electricity [member] | Other Receivables [Member]
Disclosure of Trade receivables [Line Items]
Amounts received	(3)
(Additions)/reversals of ECL	3
Receivables		1	4
ECL		(1)	$ (4)
Electricity [member] | Related parties [member]
Disclosure of Trade receivables [Line Items]
Ending balance	2,996
Receivables		4,190
ECL		(1,194)
Total	2,996	2,996
Electricity [member] | Related parties [member] | Amazonas energia AME [member]
Disclosure of Trade receivables [Line Items]
Ending balance	2,702
Receivables		3,733
ECL		(1,031)
Total	2,702	2,702
Electricity [member] | Related parties [member] | Ceron [member]
Disclosure of Trade receivables [Line Items]
Ending balance	199
Receivables		336
ECL		(137)
Total	199	199
Electricity [member] | Related parties [member] | Other related parties electrobras group [Member]
Disclosure of Trade receivables [Line Items]
Ending balance	95
Receivables		121
ECL		(26)
Total	95	95
Electricity [member] | Third parties [Member]
Disclosure of Trade receivables [Line Items]
Ending balance	136
Receivables		439
ECL		(303)
Total	136	136
Electricity [member] | Third parties [Member] | Other related parties electrobras group [Member]
Disclosure of Trade receivables [Line Items]
Ending balance	9
Receivables		70
ECL		(61)
Total	9	9
Electricity [member] | Third parties [Member] | Cigs [member]
Disclosure of Trade receivables [Line Items]
Ending balance	127
Receivables		155
ECL		(28)
Total	$ 127	127
Electricity [member] | Third parties [Member] | Cia de eletricidade do amap CEA [member]
Disclosure of Trade receivables [Line Items]
Receivables		214
ECL		$ (214)